SHAREHOLDERS' EQUITY - Treasury shares - Summary (Details) - BRL (R$)			12 Months Ended
	Aug. 09, 2024	Jan. 26, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 30, 2024	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Treasury stock (in shares)			24,875,787,000	34,765,600,000		51,911,569,000
Weighted average price per share			R$ 53.84	R$ 42.69		R$ 40.84
Treasury shares			R$ 1,339,197,000	R$ 1,484,014,000		R$ 2,120,324,000
Market value			R$ 1,536,826,000	R$ 1,934,010,000		R$ 2,504,214,000
Stock canceled during period, shares			(60,000,000,000)	(37,145,969,000)
Number of shares authorized for repurchase			11,115,300,000
Treasury shares cancelled
SHAREHOLDERS' EQUITY
Stock canceled during period, shares	40,000,000	20,000,000
Share repurchase program authorized					40,000,000
Period for shares to be held as treasury shares		18 months